Document and Entity Information	Jun. 05, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001162194
Document Type	8-K
Document Period End Date	Jun. 05, 2026
Entity Registrant Name	Standard BioTools Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34180
Entity Tax Identification Number	77-0513190
Entity Address, Address Line One	50 Milk Street
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	(650)
Local Phone Number	266-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value per share
Trading Symbol	LAB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false